Goodwill (Details) - Schedule of good will	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Balance at beginning	¥ 26,644,407
Goodwill gained from acquisition
Impairment	(18,842,000)	$ (2,731,833)
Balance at ending	70,369,837		26,644,407
Qingtian School [Member]
Goodwill [Line Items]
Balance at beginning	26,644,407
Goodwill gained from acquisition			26,644,407
Balance at ending	26,644,407		26,644,407
Beijing P.X. [Member]
Goodwill [Line Items]
Balance at beginning
Goodwill gained from acquisition	62,567,430
Impairment	(18,842,000)
Balance at ending	¥ 43,725,430